SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Tables)	6 Months Ended
Jun. 30, 2019
Stockholders' Equity Note [Abstract]
Schedule of Share Capital

Authorized share capital is as follows:

(in thousands of $, except share data)	June 30, 2019	December 31, 2018
200,000,000 common shares of $0.01 par value each (December 31, 2018: 200,000,000 shares of $0.01 par value each)	2,000	2,000
Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	June 30, 2019	December 31, 2018
119,375,525 common shares of $0.01 par value each (December 31, 2018: 119,373,064 shares of $0.01 par value each)	1,194	1,194